Goodwill and Intangible Assets, Intangible Assets (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Abstract]
Indefinite-lived intangible assets					$ 405,931
Finite-Lived Intangible Assets [Abstract]
Gross Carrying Amount	$ 24,220,733				24,220,733
Accumulated Amortization	(1,283,078)				(1,283,078)
Net Carrying Amount	22,937,655				22,937,655
Intangible Assets, Net [Abstract]
Gross Carrying Amount	24,626,664				24,626,664
Net Carrying Amount	23,343,586				23,343,586	$ 0
Intangible Assets [Abstract]
Impairment of indefinite-lived intangible assets					0
Amortization expense of intangible assets	717,383	$ 309,734	$ (29,047)	$ 186,760	1,184,830	$ 0
Trade Names [Member] | UltraCell LLC [Member]
Indefinite-lived Intangible Assets [Abstract]
Indefinite-lived intangible assets					405,931
Patents [Member]
Finite-Lived Intangible Assets [Abstract]
Gross Carrying Amount	21,221,228				21,221,228
Accumulated Amortization	(945,175)				(945,175)
Net Carrying Amount	20,276,053				$ 20,276,053
Useful life of intangible assets					10 years
Process know-how (IPR&D) [Member]
Finite-Lived Intangible Assets [Abstract]
Gross Carrying Amount	2,612,000				$ 2,612,000
Accumulated Amortization	(146,701)				(146,701)
Net Carrying Amount	2,465,299				$ 2,465,299
Useful life of intangible assets					6 years
Order Backlog [Member]
Finite-Lived Intangible Assets [Abstract]
Gross Carrying Amount	266,000				$ 266,000
Accumulated Amortization	(89,638)				(89,638)
Net Carrying Amount	176,362				$ 176,362
Useful life of intangible assets					1 year
Software [Member]
Finite-Lived Intangible Assets [Abstract]
Gross Carrying Amount	121,505				$ 121,505
Accumulated Amortization	(101,564)				(101,564)
Net Carrying Amount	$ 19,941				$ 19,941
Useful life of intangible assets					5 years